Subsequent event (Details) - Jul. 23, 2020 $ / shares in Units, kr in Billions, $ in Billions	NOK (kr)	USD ($) $ / shares
Dividends declared [Member]
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared		$ 0.09
Settlement of liabilities [Member] | Share buyback programme [Member]
Disclosure of non-adjusting events after reporting period [line items]
Repayment of liabilities	kr 9.1	$ 0.9